Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net Loss	$ (33,009)	$ (2,442)
Share-based compensation	2,052	165
Depreciation and amortization	114	176
Increase (decrease) in other receivables	2,575	(1,727)
Increase in trade payables	2,545	831
Increase in other payables	70	110
Decrease in other liabilities	13	32
Revaluation of financial liabilities at fair value	(41)
Financial expenses due to bridge loans principal amounts	1,421
Interest on leases	7	28
Provision of borrowing to related parties	14	(89)
Revaluation of convertible notes	(382)
Share of net loss of associated companies	104
Issuance of shares for directors	40	54
SPAC transaction - listing costs	16,802
Net cash flow used in operating activities	(7,675)	(2,862)
Cash flows from investing activities:
Purchase of property, plant and equipment	(10)	(183)
Capitalized development cost	(383)	(783)
Net cash flow used in investing activities	(393)	(966)
Cash flows from financing activities:
Payment of lease liabilities	(21)	(39)
Proceeds from issuance of convertible notes	250	581
Proceeds from issuance of Security Bundle, net	914
Issuance of warrants	923
Issuance of derivative financial liability	974
Proceeds from bridge loans	550
Repayment of bridge loans	(30)
Advance payment for equity, net (see Note 5.1)	3,220
Issuance of shares in the SPAC transaction, net	2,923
Net cash flow from financing activities	9,703	542
Increase (decrease) in cash and cash equivalents	1,635	(3,286)
Cash and cash equivalents at beginning of period	1,398	4,171
Exchange rate differences on cash and cash equivalent	(13)	(26)
Cash and cash equivalents at end of period	3,020	859
Appendix A – Non-Cash transactions during the period:
Conversion of liability to ordinary shares (see Note 5.1)	450
Conversion of warrants to ordinary shares (see note 5.2)	290
Conversion of bridge loans and derivative financial liability to ordinary shares	2,983
Exercise of options and warrants to ordinary shares	2,229
Conversion of convertible notes to ordinary shares	$ 175